Subscriptions Withdrawals and Distributions (Details) (USD $)	12 Months Ended
Dec. 31, 2012 D
Subscriptions, Withdrawals, and Distributions (Textual) [Abstract]
Minimum initial subscription for the Company for new investors	$ 25,000
Minimum additional subscription amount	$ 10,000
Percentage of amount withdrawn payable to relevant series	1.00%
Number of business days	5